Income Taxes - Reconciliation of Federal Statutory Income Tax (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	[1]	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (loss) before income taxes													$ 9,022	$ 11,417	$ (28,491)
Tax computed at statutory rate													3,067	3,996	(9,972)
Increase (decrease) in charge resulting from:
State taxes, net of federal benefit													72	804	(1,606)
Tax exempt interest, net													(10)	(309)	(469)
BOLI													(657)	(715)	(664)
Valuation allowance													(55,003)	(3,853)	13,297
Other, net													136	1,274	731
Income tax (benefit) expense	$ (53,281)		$ 287		$ 299		$ 300		$ 246	$ 383	$ 284	$ 284	$ (52,395)	$ 1,197	$ 1,317
Tax computed at statutory rate													34.00%	35.00%	35.00%
State taxes, net of federal benefit, rate													0.80%	7.00%	5.60%
Tax exempt interest, net, rate													(0.10%)	(2.70%)	1.70%
BOLI, rate													(7.30%)	(6.30%)	2.30%
Valuation allowance, rate													(609.60%)	(33.70%)	(46.70%)
Other, net, rate													1.50%	11.20%	(2.50%)
Total income tax (benefit) expense													(580.70%)	10.50%	(4.60%)

[1]	The December 31, 2016 quarter includes a $53.7 million tax benefit related to the reversal of a portion of the Company’s deferred tax asset valuation allowance.